SHARE-BASED COMPENSATION - Schedule of Summarized Information on Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share Based Payment Arrangements, Stock Option [Roll Forward]
Ending balance (in shares)	713,876
Stock Option Plan
Share Based Payment Arrangements, Stock Option [Roll Forward]
Beginning balance (in shares)	3,224,260	3,889,130
Exercised (in shares)	(2,484,622)	(629,013)
Forfeited (in shares)	(25,762)	(35,857)
Ending balance (in shares)	713,876	3,224,260
Share Based Payment Arrangements, Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares	$ 4.74	$ 4.43
Exercised (in dollars per share) | $ / shares	4.34	2.92
Forfeited (in dollars per share) | $ / shares	10.06	3.43
Ending balance (in dollars per share) | $ / shares	$ 5.93	$ 4.74